10-K Income taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current:
Federal			$ 138,070	$ 135,598		$ 119,555
State			21,682	15,540		22,825
Foreign			3,800	1,884		123
Total current income tax expense			163,552	153,022		142,503
Deferred:
Federal			(19,726)	(24,744)		(20,682)
State			(14,334)	(25,635)		(9,041)
Foreign			(5,803)	(4,392)		394
Total deferred income tax expense			(39,863)	(54,771)		(29,329)
Provision for income taxes	$ (98,705)	$ 33,653	$ 123,689	$ 98,251	[1]	$ 113,174	[1]

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.